4. CASH AND CASH EQUIVALENTS	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Note 4. CASH AND CASH EQUIVALENTS	Cash and cash equivalents consist of cash at bank and in hand of $38,738,298 as at September 30, 2014 (December 31, 2013 - $46,701,216).